STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 11—STOCK-BASED COMPENSATION
The Company currently has three active stock and annual incentive plans; two Former Match Group plans were assumed as part of the Separation (the 2015 and 2017 plans) and another plan was approved by shareholders on June 25, 2020 (the 2020 plan). The 2015 and 2017 plans cover stock options to acquire shares of Match Group common stock, RSUs, and stock settled stock appreciation rights denominated in the equity of certain of our subsidiaries, in each case with respect to awards previously granted by Former Match Group prior to the Separation, as well as provide for the future grant of equity awards by the Company. The 2015 and 2017 plans authorize the Company to grant awards to its employees, officers, directors and consultants. At December 31, 2020, there were 33.6 million shares available for the future grant of equity awards under the 2015 and 2017 plans collectively. The 2020 plan covers options previously granted by Former IAC that converted into Match Group options as a result of the Separation; no additional grants can be made from this plan.
The 2015 and 2017 plans have a stated term of ten years and provide that the exercise price of stock options granted will not be less than the market price of the Company’s common stock on the grant date. Neither plan specifies grant dates or vesting schedules of awards as those determinations have been delegated to the Compensation and Human Resources Committee of Match Group’s Board of Directors (the “Committee”). Each grant agreement reflects the vesting schedule for that particular grant as determined by the Committee. Stock options outstanding will generally vest in four equal annual installments over a four-year period. RSUs outstanding generally vest over a three- or four-year period. Market-based awards outstanding generally vest over a two- to four-year period.
Stock-based compensation expense recognized in the consolidated statement of operations includes expense related to the Company’s stock options and RSUs, market-based RSUs and PSUs for which vesting is considered probable, equity instruments denominated in shares of subsidiaries, and instruments previously issued by Former IAC denominated in stock options, RSUs, and market-based awards of IAC held by Match Group employees. The amount of stock-based compensation expense recognized is net of estimated forfeitures, as the expense recorded is based on awards that are ultimately expected to vest. The forfeiture rate is estimated at the grant date based on historical experience and revised, if necessary, in subsequent periods if actual forfeitures differ from the estimated rate. At December 31, 2020, there is $142.5 million of unrecognized compensation cost, net of estimated forfeitures, related to all outstanding equity-based awards, which is expected to be recognized over a weighted average period of approximately 2.3 years.
The total income tax benefit recognized in the accompanying consolidated statement of operations for the years ended December 31, 2020, 2019 and 2018 related to all stock-based compensation is $136.6 million, $110.4 million and $107.2 million, respectively.
The aggregate income tax benefit recognized related to the exercise of stock options for the years ended December 31, 2020, 2019, and 2018 is $105.5 million, $73.4 million, and $103.3 million, respectively. As the Company is currently in a NOL position there will be some delay in the timing of the realization of cash benefit of income tax deductions related to stock-based compensation because it will be dependent upon the amount and timing of future taxable income and the timing of estimated income tax payments.
Stock Options
Stock options outstanding at December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	December 31, 2020
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value

	(Shares and intrinsic value in thousands)
Former IAC options outstanding at January 1, 2020	4,887	$64.63
Activity between January 1, 2020 and June 30, 2020
Exercised	(380)	51.73
Forfeited	(10)	65.22
Former IAC options outstanding at June 30, 2020 prior to the Separation adjustment	4,497	65.72
Options outstanding as of June 30, 2020 representing Former IAC options converted into Match Group options in conjunction with the Separation(a)	9,707	21.14
Assumption of the 2015 and 2017 plans of the Former Match Group	5,744	16.77
Outstanding at June 30, 2020 after Separation adjustment and adoption of the 2015 and 2017 plans of Former Match Group	15,451	19.52
Activity between July 1, 2020 and December 31, 2020
Exercised	(7,955)	19.53
Forfeited	(67)	22.43
Expired	(4)	14.79
Outstanding at December 31, 2020	7,425	$19.48	5.7	$977,957
Options exercisable	5,411	$19.03	5.4	$715,083
______________________
(a)Immediately prior to the Separation, the vesting of all outstanding, unvested Former IAC stock options was accelerated, and all Former IAC options outstanding were converted into IAC options and Match Group options pursuant to the Employee Matters Agreement entered into on June 30, 2020 between Match Group and IAC. Each Former IAC option outstanding converted into (i) one IAC stock option; and (ii) 2.1584 Match Group stock options, which are reflected here. The exercise price of each Former IAC option was allocated between the newly created options of IAC and Match Group based on the relative value of IAC and Match Group, respectively, to the Former IAC value at the close of business on the day of Separation.
The aggregate intrinsic value in the table above represents the difference between Match Group’s closing stock price on the last trading day of 2020 and the exercise price, multiplied by the number of in-the-money options that would have been exercised had option holders exercised their options on December 31, 2020. The total intrinsic value of stock options exercised during the period from July 1, 2020 to December 31, 2020 is $737.9 million.
In connection with the Separation, Match Group assumed all outstanding Former Match Group stock options on the same terms and conditions (including applicable vesting requirements). Each assumed option was adjusted to reflect the $3.00 per share merger consideration paid to Former Match Group stockholders in connection with the Separation.
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2020:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2020	Weighted- Average Remaining Contractual Life in Years	Weighted-Average Exercise Price	Exercisable at December 31, 2020	Weighted- Average Remaining Contractual Life in Years	Weighted-Average Exercise Price

	(Shares in thousands)
$0.01 to $10.00	1,105	5.3	$8.57	1,079	5.3	$8.56
$10.01 to $20.00	2,633	5.7	15.12	1,559	5.4	14.35
$20.01 to $30.00	3,345	5.7	24.20	2,570	5.4	24.11
$30.01 to $50.00	342	7.1	42.18	203	7.2	46.30
	7,425	5.7	$19.48	5,411	5.4	$19.03
There were no stock options granted by the Company during the years ended December 31, 2020 and 2019.
Cash received from Match Group stock option exercises for the period between July 1, 2020 and December 31, 2020 was $155.4 million. No cash was received from stock option exercises for the year ended December 31, 2019 and the period from January 1, 2020 to June 30, 2020. The Company discontinued the practice of net settling options as of July 1, 2020.
Restricted Stock Units, Performance-Based Stock Units, and Market-Based Awards
RSUs, PSUs, and market-based awards are awards in the form of phantom shares or units denominated in a hypothetical equivalent number of shares of Match Group common stock and with the value of each RSU and PSU equal to the fair value of Match Group common stock at the date of grant. For market-based awards, the grant date fair value was estimated using a lattice model that incorporates a Monte Carlo simulation of the valuation of a wholly-owned business. Each RSU, PSU, and market-based award grant is subject to service-based vesting, where a specific period of continued employment must pass before an award vests. PSUs also include performance-based vesting conditions, where certain performance targets set at the time of grant must be achieved before an award vests. The number of market-based awards that ultimately vest is based on a valuation of a wholly-owned business. For RSU grants, the expense is measured at the grant date as the fair value of Match Group common stock and expensed as stock-based compensation over the vesting term. For PSU grants, the expense is measured at the grant date as the fair value of Match Group common stock and expensed as stock-based compensation over the vesting term if the performance targets are considered probable of being achieved.
Unvested RSUs, PSUs, and market-based awards outstanding at December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	RSUs		PSUs		Market-based awards
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value

	(Shares in thousands)
Unvested at January 1, 2020	202	$132.37	—	$—	159	$153.43
Activity between January 1, 2020 and June 30, 2020
Granted	8	295.37	—	—	—	—
Vested	(78)	104.62	—	—	(53)	167.32
Forfeited	(3)	222.34	—	—	—	—
Converted to IAC awards, no longer outstanding at Match Group due to Separation	(129)	158.27	—	—	(106)	146.49
Assumption of the 2015 and 2017 plans of the Former Match Group	3,464	58.52	355	53.00	912	21.11
Activity between July 1, 2020 and December 31, 2020
Granted	277	106.17	195	102.70	—	—
Vested	(304)	48.80	—	—	(111)	22.56
Forfeited	(138)	67.99	—	—	(65)	23.84
Expired	—	—	—	—	(22)	23.35
Unvested at December 31, 2020	3,299	$63.02	550	$74.59	714	$19.34
______________________
(a)Represents the maximum shares issuable.
All RSUs, PSUs, and market-based awards outstanding immediately prior to the Separation were converted to IAC awards. All expense, income tax benefits, and cash flow activity related to these awards is included in discontinued operations.
The weighted average fair value of RSUs and PSUs granted during the period between July 1, 2020 and December 31, 2020, based on market prices of Match Group’s common stock on the grant date, was $104.74. The total fair value of RSUs that vested during the period between July 1, 2020 and December 31, 2020 was $14.8 million. No PSUs vested during the period between July, 1, 2020 and December 31, 2020.
There were no market-based awards granted during the period between July 1, 2020 and December 31, 2020. The total fair value of market-based awards that vested during the period between July 1, 2020 and December 31, 2020 was $2.5 million.
In connection with the Separation, Match Group assumed the Former Match Group outstanding RSUs, PSUs, and Market-based awards on the same terms and conditions (including applicable vesting requirements). Each assumed RSU, PSU, and Market-based award was adjusted to reflect the same adjustment Former Match Group stockholders received if they elected a fractional stock election instead of the $3.00 cash election in conjunction with the Separation.
Equity Instruments Denominated in Shares of Certain Subsidiaries
The Company has granted stock settled stock appreciation rights denominated in the equity of certain non-publicly traded subsidiaries to employees and management of those subsidiaries. These equity awards vest over a specified period of time or upon the occurrence of certain specified events. The value of the stock settled stock appreciation rights is based on the equity value of these subsidiaries. Accordingly, these awards only have value to the extent the relevant business appreciates in value above the initial value utilized to determine the exercise price. These awards can have significant value in the event of significant appreciation. The fair value of the common stock of these subsidiaries is generally determined through a third-party valuation pursuant to the terms of the respective subsidiary equity plan. These equity awards are settled on a net basis, with the award holder entitled to receive a payment in shares of Match Group common stock with a total value equal to the intrinsic value of the award at exercise. The number of shares of Match Group common stock ultimately needed to settle these awards may vary significantly from the estimated number below as a result of movements in our stock price and/or a determination of fair value of the relevant subsidiary that differs from our estimate. The expense associated with these equity awards is initially measured at fair value at the grant date and is expensed as stock-based compensation over the vesting term. At December 31, 2020, the number of shares of Match Group common stock that would be required to settle these awards at current estimated fair values, including vested and unvested awards is 0.5 million shares.
Capitalization of Stock-Based Compensation
For the year ended December 31, 2020, $5.1 million of stock-based compensation was capitalized related to internal use software development. No amounts were capitalized for the years ended December 31, 2019 and 2018.
Modifications of awards
During the years ended December 31, 2020, 2019 and 2018, the Company modified certain equity awards and recognized modification charges in continuing operations of $21.2 million, $7.1 million and $3.2 million, respectively.